Prepaid Expenses and Other Current Assets - Components of Prepaid Expenses and Other Current Assets (Detail) (USD $) In Thousands, unless otherwise specified	May 31, 2013	May 31, 2012
Prepaid Expenses And Other Current Assets [Abstract]
Prepaid rent	$ 25,021	$ 23,646
Advances to suppliers	9,315	12,157
Receivable from the settlement bank for the proceeds of exercise of options	4,931	3,852
Interest receivable	4,642	5,321
Staff advances	3,799	3,082
Rental deposit	2,068	1,184
Prepaid advertising fees	2,011	3,318
Value added taxes recoverable	911	1,139
Prepaid property taxes and other taxes	705	686
Refundable deposit for school construction	216	179
Receivable from disposal of Mingshitang	163	314
Others	5,804	5,668
Prepaid expenses and other current assets	$ 59,586	$ 60,546